Stock Option Plan - Summary of status of Plans (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 2010 Stock Option Plan (the "Plan")	Dec. 31, 2013 2010 Stock Option Plan (the "Plan")	Dec. 31, 2012 2010 Stock Option Plan (the "Plan")	Dec. 31, 2011 2010 Stock Option Plan (the "Plan")
Number Of Options Available For Grant [Roll Forward]
Options Available for Grant, December 31, 2013	455,495	195,495		455,495	298,037
Options Available for Grant, Granted	(260,000)
Options Available for Grant, Exercised
Options Available for Grant, Forfeited		212,420
Options Available for Grant, March 31, 2014	195,495	407,915		455,495	298,037
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, December 31, 2013	544,505	804,505
Options Outstanding, Granted	260,000
Options Outstanding, Exercised
Options Outstanding, Forfeited		(212,420)
Options Outstanding, March 31, 2014	804,505	592,085
Exercisable options at March 31, 2014	710,437	499,710	710,437
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, December 31, 2013	$ 1.82	$ 1.39		$ 1.82
Weighted - Average Exercise Price, Granted	$ 0.50
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited		$ 1.46
Weighted - Average Exercise Price, March 31, 2014	$ 1.39	$ 1.37		$ 1.82
Weighted Average Exercise Price, Exercisable options at March 31, 2014	$ 1.29	$ 1.22	$ 1.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, March 31, 2014
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Exercisable options at March 31, 2014